OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of financial information for each of the entity's reportable segments, including the impact of the preceding changes on previously reported full year 2019 net sales and operating income

	December 31, 2019
					Discontinued
	2019 Reported		Fixed	2019 Reported	Operations and	2019 Revised
	Valued at 2019	Segment	Currency	Valued at 2020	Related Allocation	Valued at 2020
(millions)	Management Rates	Change	Rate Change	Management Rates	Charges	Management Rates
Net Sales
Global Industrial	$5,569.9	$479.2	$(52.7)	$5,996.4	$(1.8)	$5,994.6
Global Institutional & Specialty	5,235.5	(800.1)	(23.3)	4,412.1	-	4,412.1
Global Healthcare & Life Sciences	-	991.7	(12.7)	979.0	-	979.0
Upstream Energy	-	2,350.0	2.9	2,352.9	(2,352.9)	-
Global Energy	3,334.0	(3,334.0)	-	-	-	-
Other	907.5	313.2	(9.0)	1,211.7	-	1,211.7
Subtotal at fixed currency rates	15,046.9	-	(94.8)	14,952.1	(2,354.7)	12,597.4
Effect of foreign currency translation	(140.6)	-	94.8	(45.8)	10.4	(35.4)
Consolidated reported GAAP net sales	$14,906.3	$-	$-	$14,906.3	$(2,344.3)	$12,562.0

Operating Income
Global Industrial	$854.7	$133.4	$(7.5)	$980.6	$(77.9)	$902.7
Global Institutional & Specialty	1,042.2	(93.4)	(1.5)	947.3	(7.5)	939.8
Global Healthcare & Life Sciences	-	136.7	(1.6)	135.1	(10.6)	124.5
Upstream Energy	-	188.2	(0.3)	187.9	(187.9)	-
Global Energy	379.1	(379.1)	-	-	-	-
Other	167.3	14.2	(0.9)	180.6	(13.6)	167.0
Corporate	(409.1)	-	1.2	(407.9)	128.2	(279.7)
Subtotal at fixed currency rates	2,034.2	-	(10.6)	2,023.6	(169.3)	1,854.3
Effect of foreign currency translation	(20.4)	-	10.6	(9.8)	0.7	(9.1)
Consolidated reported GAAP operating income	$2,013.8	$-	$-	$2,013.8	$(168.6)	$1,845.2

	December 31, 2018
					Discontinued
	2018 Reported		Fixed	2018 Reported	Operations and	2018 Revised
	Valued at 2019	Segment	Currency	Valued at 2020	Related Allocation	Valued at 2020
(millions)	Management Rates	Change	Rate Change	Management Rates	Charges	Management Rates
Net Sales
Global Industrial	$5,220.2	$520.9	$(50.8)	$5,690.3	$(1.8)	$5,688.5
Global Institutional & Specialty	5,066.0	(788.3)	(22.5)	4,255.2	-	4,255.2
Global Healthcare & Life Sciences	-	928.2	(12.5)	915.7	-	915.7
Upstream Energy	-	2,419.8	2.5	2,422.3	(2,422.3)	-
Global Energy	3,388.8	(3,388.8)	-	-	-	-
Other	855.7	308.2	(8.6)	1,155.3	-	1,155.3
Subtotal at fixed currency rates	14,530.7	-	(91.9)	14,438.8	(2,424.1)	12,014.7
Effect of foreign currency translation	137.5	-	91.9	229.4	(22.0)	207.4
Consolidated reported GAAP net sales	$14,668.2	$-	$-	$14,668.2	$(2,446.1)	$12,222.1

Operating Income
Global Industrial	$724.4	$116.2	$(6.6)	$834.0	$(80.3)	$753.7
Global Institutional & Specialty	1,007.3	(100.8)	(1.5)	905.0	(3.5)	901.5
Global Healthcare & Life Sciences	-	136.8	(1.7)	135.1	(10.7)	124.4
Upstream Energy	-	170.7	1.6	172.3	(172.3)	-
Global Energy	338.5	(338.5)	-	-	-	-
Other	160.0	15.6	(1.0)	174.6	(10.6)	164.0
Corporate	(303.6)	-	0.9	(302.7)	60.9	(241.8)
Subtotal at fixed currency rates	1,926.6	-	(8.3)	1,918.3	(216.5)	1,701.8
Effect of foreign currency translation	20.4	-	8.3	28.7	(2.2)	26.5
Consolidated reported GAAP operating income	$1,947.0	$-	$-	$1,947.0	$(218.7)	$1,728.3

	December 31, 2017
					Discontinued
	2017 Reported		Fixed	2017 Reported	Operations and	2017 Revised
	Valued at 2019	Segment	Currency	Valued at 2020	Related Allocation	Valued at 2020
(millions)	Management Rates	Change	Rate Change	Management Rates	Charges	Management Rates
Net Sales
Global Industrial	$4,895.8	$502.8	$(48.1)	$5,350.5	$(1.8)	$5,348.7
Global Institutional & Specialty	4,785.8	(740.7)	(22.6)	4,022.5	-	4,022.5
Global Healthcare & Life Sciences	-	862.6	(10.9)	851.7	-	851.7
Upstream Energy	-	2,276.8	1.5	2,278.3	(2,278.3)	-
Global Energy	3,205.8	(3,205.8)	-	-	-	-
Other	910.7	304.3	(8.4)	1,206.6	-	1,206.6
Subtotal at fixed currency rates	13,798.1	-	(88.5)	13,709.6	(2,280.1)	11,429.5
Effect of foreign currency translation	37.8	-	88.5	126.3	(24.7)	101.6
Consolidated reported GAAP net sales	$13,835.9	$-	$-	$13,835.9	$(2,304.8)	$11,531.1

Operating Income
Global Industrial	$722.0	$114.3	$(6.0)	$830.3	$(69.4)	$760.9
Global Institutional & Specialty	962.7	(86.7)	(1.6)	874.4	(6.3)	868.1
Global Healthcare & Life Sciences	-	117.2	(1.1)	116.1	(12.4)	103.7
Upstream Energy	-	158.9	(0.3)	158.6	(158.6)	-
Global Energy	322.9	(322.9)	-	-	-	-
Other	140.7	19.2	(0.6)	159.3	(12.3)	147.0
Corporate	(210.3)	-	1.0	(209.3)	60.7	(148.6)
Subtotal at fixed currency rates	1,938.0	-	(8.6)	1,929.4	(198.3)	1,731.1
Effect of foreign currency translation	12.1	-	8.6	20.7	(4.5)	16.2
Consolidated reported GAAP operating income	$1,950.1	$-	$-	$1,950.1	$(202.8)	$1,747.3

Schedule of financial information for each of the entity's reportable segments

	Net Sales			Operating Income (Loss)
(millions)	2019	2018	2017	2019	2018	2017
Global Industrial	$5,994.6	$5,688.5	$5,348.7	$902.7	$753.7	$760.9
Global Institutional & Specialty	4,412.1	4,255.2	4,022.5	939.8	901.5	868.1
Global Healthcare & Life Sciences	979.0	915.7	851.7	124.5	124.4	103.7
Other	1,211.7	1,155.3	1,206.6	167.0	164.0	147.0
Corporate	-	-	-	(279.7)	(241.8)	(148.6)
Subtotal at fixed currency	12,597.4	12,014.7	11,429.5	1,854.3	1,701.8	1,731.1
Effect of foreign currency translation	(35.4)	207.4	101.6	(9.1)	26.5	16.2
Consolidated	$12,562.0	$12,222.1	$11,531.1	$1,845.2	$1,728.3	$1,747.3

Schedule of net sales and long-lived assets at public exchange rates by geographic region

	Long-Lived Assets, net

(millions)	2019	2018
United States	$6,990.8	$6,852.2
Europe	2,515.2	2,409.9
Asia Pacific, excluding Greater China	831.1	820.3
Latin America	469.9	508.9
MEA	177.2	177.9
Canada	93.9	91.9
Greater China	1,163.1	1,194.6
Total	$12,241.2	$12,055.7